Finance income (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Financial Income [Abstract]
Summary of Finance Income

	2022	2021	2020
	€	€	€
Foreign exchange differences	11,100,392	11,760,469	(963,685)
Interest expense	(16,105)	(267,510)	(92,470)
Other finance expenses	(23,149)	(14,995)	(6,208)
	11,061,138	11,477,964	(1,062,363)